Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Accounts Payable and Accrued Liabilities
	2016 $	2015 $

Trade payables	62,581	60,407
Other payables	18,275	--
GST payable	--	7,690
Payable for oil and gas property (Note 4)	--	14,450
Accrued liabilities	5,958	7,225
	86,814	89,772